Business Segment And Geographic Reporting	6 Months Ended
Jun. 26, 2011
Business Segment And Geographic Reporting
Business Segment And Geographic Reporting

19. BUSINESS SEGMENT AND GEOGRAPHIC REPORTING

We operate in one reportable business segment, as a producer and seller of chicken products we either produce or purchase for resale in the US, Puerto Rico and Mexico. We conduct separate operations in the US, Puerto Rico and Mexico; however, for geographic reporting purposes, we include Puerto Rico with our US operations. Corporate expenses are allocated to Mexico based upon various apportionment methods for specific expenditures incurred related thereto with the remaining amounts allocated to the US.

Net sales to customers and long-lived assets are as follows:

	Thirteen Weeks Ended		Twenty-Six Weeks Ended
	June 26, 2011	June 27, 2010	June 26, 2011	June 27, 2010
	(In thousands)		(In thousands)
Net sales to customers:
United States	$1,724,835	$1,546,975	$3,435,114	$3,042,589
Mexico	$197,855	160,593	380,052	307,897

Net sales to customers	$1,922,690	$1,707,568	$3,815,166	$3,350,486

	June 26, 2011	December 26, 2010
	(In thousands)
Long-lived assets(a):
United States	$1,279,737	$1,278,100
Mexico	78,641	80,036

Total long-lived assets	$1,358,378	$1,358,136

(a)	For this disclosure, we exclude financial instruments, deferred tax assets and intangible assets in accordance with ASC 280-10-50-41, Segment Reporting. Long-lived assets, as used in ASC 280-10-50-41, implies hard assets that cannot be readily removed.